Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	€ 4	€ 21
Increases	(3)	(17)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	1	4
Gross book value of intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	722	717
Increases	1	5
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	723	722
Gross book value of intangible assets | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	65	65
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	65	65
Gross book value of intangible assets | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	657	651
Increases	1	5
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	658	657
Gross book value of intangible assets | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	0
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	0	0
Accumulated depreciation of intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(717)	(695)
Increases	(4)	(22)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	(721)	(717)
Accumulated depreciation of intangible assets | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(65)	(65)
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	(65)	(65)
Accumulated depreciation of intangible assets | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(652)	(630)
Increases	(4)	(22)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	€ (657)	€ (652)